Gross Revenue	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Gross Revenue
28.
Gross revenue

Liquor retail revenue is derived from the sale of wines, beers and spirits to customers. Cannabis retail revenue is derived from retail cannabis sales to customers, franchise revenue consisting of royalty and franchise fee revenue, and other revenue consisting of millwork, supply and accessories revenue and proprietary licensing. Cannabis operations revenue is derived from contracts with customers and is comprised of sales to provincial boards that sell cannabis through their respective distribution models, sales to licensed producers for further processing, provision of proprietary cannabis processing services, product development, manufacturing and commercialization of cannabis consumer products and sales to medical customers.

	Year ended December 31
	2023	2022
Liquor retail revenue	578,895	462,180
Cannabis retail revenue
Retail	270,454	192,710
Franchise	7,100	8,337
Other	12,426	4,563
Cannabis retail revenue	289,980	205,610
Cannabis operations revenue
Provincial boards	71,894	58,728
Medical	24	9
Wholesale	15,682	3,167
Analytical testing	1,250	—
Cannabis operations revenue	88,850	61,904
Gross revenue	957,725	729,694

The Company has recognized the following receivables from contracts with customers:

	December 31, 2023	December 31, 2022
Receivables, included in 'trade receivables' (note 10)	23,422	17,558

Receivables from contracts with customers are typically settled within 30 days. As at December 31, 2023, an impairment of $10.4 million (December 31, 2022 – $0.6 million) has been recognized on receivables from contracts with customers (note 34).